Revenue	6 Months Ended
Dec. 31, 2022
Revenue
Revenue

3 Revenue

	31 December 2022	31 December 2021
	$	$
Sales of EasyDNA branded tests - point in time	3,813,482	2,044,152
Sales of AffinityDNA branded tests - point in time	330,777	-
Sales of geneType branded tests - point in time	9,688	6,864
Revenue from contract with customers	4,153,947	2,051,016

Revenue recognition

The Company operates facilities that provide genetic testing services and recognises revenue as follows:

●	Revenues from the provision of genetic and clinical risk testing for cancer and other serious diseases under the geneType brand are recognised at a point time when the Company has provided the customer with their test results, the single performance obligation.
●	Revenue from provision of genetic test direct to consumer under the EasyDNA and AffinityDNA brand is recognised at a point in time when the Company has provided the customer with their test results, the single performance obligation.

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2022